Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts Recognized For Share-Based Payment Transactions

For the years ended December 31	2012	2011	2010
Compensation Costs of Cash-Settled Transactions	$42	$28	$36
Compensation Costs of Equity-Settled Transactions	5	-	2
Total Compensation Costs	47	28	38
Less: Total Compensation Costs Capitalized	(14)	(14)	(11)
Total Compensation Expense	$33	$14	$27

Liability for Unvested Cash-Settled Share-Based Payment Transactions	$85	$69	$76
Liability for Vested Cash-Settled Share-Based Payment Transactions	71	86	148
Liability for Cash-Settled Share-Based Payment Transactions	$156	$155	$224

Schedule Of Outstanding Deferred Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding DSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	905	717
Granted	109	108
Converted from HPR awards	38	52
Units, in Lieu of Dividends	39	29
Redeemed	(117)	(1)
Outstanding, End of Year	974	905

Changes In Benefit Obligation And Fair Value Of Plan Assets

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Change in Benefit Obligations
Projected Benefit Obligation, Beginning of Year	$344	$313	$95	$82
Service cost	5	5	14	12
Interest cost	14	15	4	4
Actuarial (gains) losses	9	39	(5)	(2)
Exchange differences	8	(8)	-	-
Benefits paid	(23)	(20)	(3)	(2)
Change in plan provisions	-	-	-	1
Projected Benefit Obligation, End of Year	$357	$344	$105	$95

Change in Plan Assets
Fair Value of Plan Assets, Beginning of Year	$275	$276	$-	$-
Actual return on plan assets	26	6	-	-
Exchange differences	6	(6)	-	-
Employer contributions	25	19	3	2
Benefits paid	(23)	(20)	(3)	(2)
Fair Value of Plan Assets, End of Year	$309	$275	$-	$-
Funded Status of Plan Assets, End of Year	$(48)	$(69)	$(105)	$(95)

Total Recognized Amounts in the Consolidated Balance Sheet Consist of:
Other assets	$3	$3	$-	$-
Current liabilities	-	-	(4)	(3)
Non-Current liabilities	(51)	(72)	(101)	(92)
Total	$(48)	$(69)	$(105)	$(95)

Total Recognized Amounts in Accumulated Other Comprehensive Income Consist of:
Net actuarial (gain) loss	$94	$107	$1	$6
Prior service costs	-	-	1	1
Net transitional obligation	-	-	3	3
Total recognized in accumulated other comprehensive income before tax	$94	$107	$5	$10

Accumulated Benefit Obligation And Projected Benefit Obligation In Excess Of The Plan Assets Fair Value

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Projected Benefit Obligation	$(357)	$(343)	$(105)	$(95)
Accumulated Benefit Obligation	(332)	(319)	(105)	(95)
Fair Value of Plan Assets	305	271	-	-

Weighted Average Assumptions Used

	Pension Benefits		OPEB
As at December 31	2012	2011	2012	2011

Discount Rate	3.75%	4.00%	3.55%	4.27%
Rates of Increase in Compensation Levels	3.99%	4.11%	6.32%	6.33%

Total Benefit Plan Expense Recognized

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Defined Benefit Plan Expense	$6	$14	$12	$18	$17	$15
Defined Contribution Plan Expense	44	43	34	-	-	-
Total Benefit Plans Expense	$50	$57	$46	$18	$17	$15

Defined Periodic Pension And OPEB Expense

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Current service cost	$5	$5	$4	$14	$12	$10
Interest cost	14	15	16	4	4	4
Expected return on plan assets	(28)	(15)	(15)	-	-	-
Amortization of net actuarial gain and losses	15	8	5	-	-	-
Amortization of transitional obligation	-	-	-	-	1	1
Amortization of net prior service costs	-	1	2	-	-	-
Total Defined Benefit Plan Expense	$6	$14	$12	$18	$17	$15

Recognized Amounts In Other Comprehensive Income

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Net actuarial (gains) losses	$2	$58	$4	$(5)	$(3)	$8
Amortization of net actuarial gains and losses	(15)	(8)	(5)	-	-	-
Amortization of transitional obligation	-	-	-	-	(1)	(1)
Amortization of net prior service costs	-	(1)	(2)	-	-	-
Net prior service costs (credit)	-	-	-	-	1	(1)
Total amounts recognized in other comprehensive (income) loss, before tax	$(13)	$49	$(3)	$(5)	$(3)	$6
Total amounts recognized in other comprehensive (income) loss, after tax	$(9)	$36	$(2)	$(4)	$(2)	$4

Weighted Average Assumptions Used In Determining Net Periodic Pension And Other Post-Retirement Benefit Cost

	Pension Benefits			OPEB
For the years ended December 31	2012	2011	2010	2012	2011	2010

Discount Rate	4.00%	5.00%	5.75%	4.31%	5.11%	5.96%
Long-Term Rate of Return on Plan Assets	6.75%	6.75%	6.75%	-	-	-
Rates of Increase in Compensation Levels	4.11%	4.11%	4.15%	6.41%	6.42%	6.42%

Assumed Health Care Cost Trend Rates

For the years ended December 31	2012	2011	2010

Health care cost trend rate for next year	7.70%	8.99%	8.85%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	4.63%	4.64%	4.64%
Year that the rate reaches the ultimate trend rate	2025	2026	2026

One Percent Change In Assumed Health Care Cost Trend Rate Over Projected Period

(millions)	1% Increase	1% Decrease

Effect on total of service and interest cost components	$2	$1
Effect on other post-retirement benefit obligations	$7	$6

Estimate Of Benefit Payments For The Next 10 Years

(millions)	Defined Benefit Pension Payments	Other Benefit Payments

2013	$19	$4
2014	20	5
2015	20	5
2016	21	6
2017	22	7
2018 - 2022	111	37

Plan Assets By Investment Asset Category And Fair Value Input Level

As at December 31	2012
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$50	$1	$-	$51
Fixed Income - Canadian Bond Funds	-	75	-	75
Equity - Domestic	34	63	-	97
Equity - International	-	72	-	72
Real Estate and Other	1	-	13	14
Fair Value of Plan Assets, End of Year	$85	$211	$13	$309

As at December 31	2011
	Level 1	Level 2	Level 3	Total

Investments:
Cash and Cash Equivalents	$39	$3	$-	$42
Fixed Income - Canadian Bond Funds	-	76	-	76
Equity - Domestic	29	56	-	85
Equity - International	-	58	-	58
Real Estate and Other	2	-	12	14
Fair Value of Plan Assets, End of Year	$70	$193	$12	$275

Real Estate And Other Investments

	Real Estate and Other
As at December 31	2012	2011

Balance, Beginning of Year	$12	$12
Purchases, issuances and settlements
Purchases	-	-
Settlements	-	-
Actual return on plan assets
Relating to assets sold during the reporting period	-	-
Relating to assets still held at the reporting date	1	-
Balance, End of Year	$13	$12

Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	19,390	28.79	14,240	30.89
Granted	1,514	20.99	9,628	25.13
Exercised - SARs	(17)	20.99	(3,327)	26.08
Exercised - Options	-	-	(39)	25.45
Forfeited	(1,704)	29.47	(1,112)	32.29
Expired	(2,015)	30.54	-	-
Outstanding, End of Year	17,168	27.84	19,390	28.79
Exercisable, End of Year	8,133	30.38	6,259	32.64

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Encana TSARs			Exercisable Encana TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	157	4.20	19.71	6	19.21
20.00 to 29.99	8,587	3.34	22.93	3,338	25.34
30.00 to 39.99	8,328	2.14	32.85	4,693	33.68
40.00 to 49.99	95	0.40	44.65	95	44.65
50.00 to 59.99	1	0.39	50.39	1	50.39
	17,168	2.75	27.84	8,133	30.38

Tandem Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	3,935	29.49	8,214	27.81
Exercised - SARs	(1,788)	29.14	(4,081)	26.17
Exercised - Options	(8)	26.69	(56)	23.10
Forfeited	(84)	31.31	(142)	30.01
Expired	(30)	28.74	-	-
Outstanding, End of Year	2,025	29.75	3,935	29.49
Exercisable, End of Year	2,025	29.75	3,203	30.22

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Cenovus TSARs			Exercisable Cenovus TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,087	1.12	26.28	1,087	26.28
30.00 to 39.99	886	0.16	33.26	886	33.26
40.00 to 49.99	52	0.44	42.70	52	42.70
	2,025	0.68	29.75	2,025	29.75

Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	7,879	31.50	9,108	31.46
Exercised - SARs	-	-	(505)	29.32
Exercised - Options	-	-	-	29.04
Forfeited	(779)	31.50	(724)	32.48
Expired	(2,221)	29.45	-	-
Outstanding, End of Year	4,879	32.44	7,879	31.50
Exercisable, End of Year	4,879	32.44	6,449	32.05

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012		Outstanding Encana Performance TSARs		Exercisable Encana Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	2,638	1.11	29.04	2,638	29.04
30.00 to 39.99	2,241	0.12	36.44	2,241	36.44
	4,879	0.66	32.44	4,879	32.44

Performance Tandem Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	5,751	28.60	8,940	28.49
Exercised - SARs	(2,188)	28.33	(2,758)	28.22
Exercised - Options	(12)	26.61	(3)	26.62
Forfeited	(314)	26.69	(428)	28.85
Expired	(32)	26.66	-	-
Outstanding, End of Year	3,205	29.00	5,751	28.60
Exercisable, End of Year	3,205	29.00	4,319	29.37

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012		Outstanding Cenovus Performance TSARs		Exercisable Cenovus Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,899	1.11	26.27	1,899	26.27
30.00 to 39.99	1,306	0.12	32.96	1,306	32.96
	3,205	0.71	29.00	3,205	29.00

Stock Appreciation Rights (SARs) [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,641	30.73	2,159	30.67
Exercised	(591)	29.69	(434)	30.02
Forfeited	(23)	34.45	(84)	32.80
Outstanding, End of Year	1,027	31.25	1,641	30.73
Exercisable, End of Year	1,027	31.25	1,256	32.08

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Cenovus SARs			Exercisable Cenovus SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	499	1.12	26.35	499	26.35
30.00 to 39.99	409	0.27	33.68	409	33.68
40.00 to 49.99	119	0.43	43.48	119	43.48
	1,027	0.70	31.25	1,027	31.25

Performance Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,710	32.07	3,018	32.01
Exercised	-	-	(82)	29.04
Forfeited	(255)	30.81	(226)	32.35
Outstanding, End of Year	2,455	32.20	2,710	32.07
Exercisable, End of Year	2,455	32.20	1,965	33.22

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Encana Performance SARs			Exercisable Encana Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,406	1.11	29.04	1,406	29.04
30.00 to 39.99	1,049	0.12	36.44	1,049	36.44
	2,455	0.69	32.20	2,455	32.20

Performance Stock Appreciation Rights [Member] | Cenovus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,282	28.88	3,006	28.96
Exercised	(835)	29.46	(550)	29.33
Forfeited	(128)	26.56	(174)	28.87
Outstanding, End of Year	1,319	28.74	2,282	28.88
Exercisable, End of Year	1,319	28.74	1,537	30.15

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Cenovus Performance SARs			Exercisable Cenovus Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	832	1.11	26.27	832	26.27
30.00 to 39.99	487	0.12	32.96	487	32.96
	1,319	0.75	28.74	1,319	28.74

Canadian Dollar Denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,238	875
Granted	213	697
Deemed Eligible to Vest	(427)	(263)
Units, in Lieu of Dividends	37	41
Forfeited	(100)	(112)
Outstanding, End of Year	961	1,238

Schedule Of Outstanding Restricted Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,751	-
Granted	298	1,790
Units, in Lieu of Dividends	77	35
Forfeited	(160)	(74)
Outstanding, End of Year	1,966	1,751

Canadian Dollar Denominated [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,973	33.81	2,187	33.86
Exercised	-	-	(55)	28.58
Forfeited	(130)	34.08	(159)	36.19
Outstanding, End of Year	1,843	33.79	1,973	33.81
Exercisable, End of Year	1,843	33.79	1,581	34.97

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	861	1.12	28.98	861	28.98
30.00 to 39.99	832	0.27	36.43	832	36.43
40.00 to 49.99	147	0.43	46.80	147	46.80
50.00 to 59.99	3	0.46	50.17	3	50.17
	1,843	0.68	33.79	1,843	33.79

U.S. Dollar Denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,089	796
Granted	27	565
Deemed Eligible to Vest	(393)	(240)
Units, in Lieu of Dividends	27	37
Forfeited	(57)	(69)
Outstanding, End of Year	693	1,089

Schedule Of Outstanding Restricted Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2012	2011

Outstanding, Beginning of Year	1,574	-
Granted	83	1,581
Units, in Lieu of Dividends	63	30
Forfeited	(124)	(37)
Outstanding, End of Year	1,596	1,574

U.S. Dollar Denominated [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2012		2011
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (US$)	Outstanding SARs	Weighted Average Exercise Price (US$)

Outstanding, Beginning of Year	12,645	26.78	4,719	30.73
Granted	482	20.54	8,550	24.91
Exercised	(29)	20.88	(121)	30.74
Forfeited	(933)	27.36	(503)	31.19
Outstanding, End of Year	12,165	26.50	12,645	26.78
Exercisable, End of Year	4,685	27.75	1,246	30.68

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2012	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (US$)

10.00 to 19.99	52	4.30	19.10	3	18.88
20.00 to 29.99	5,902	3.76	21.64	1,746	22.13
30.00 to 39.99	6,211	2.58	31.18	2,936	31.10
	12,165	3.16	26.50	4,685	27.75